CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Fixed maturities available for sale, at fair value (amortized cost of $32,123 and $31,201)	$ 32,570	$ 31,893
Mortgage loans on real estate (net of valuation allowances of $8 and $6)	9,757	7,171
Policy loans	3,361	3,393
Real estate held for production of income	56	0
Other equity investments	1,323	1,396
Trading securities, at fair value	9,134	6,886
Other invested assets	2,226	1,788
Total investments	58,427	52,527
Cash and cash equivalents	2,950	3,028
Cash and securities segregated, at fair value	946	565
Broker-dealer related receivables	2,100	1,971
Securities purchased under agreements to resell	0	79
Deferred policy acquisition costs	4,852	5,139
Goodwill and other intangible assets, net	3,741	3,733
Amounts due from reinsurers	4,654	4,503
Loans to affiliates	703	1,087
Guaranteed minimum income benefit reinsurance asset, at fair value	10,316	10,585
Other assets	4,260	4,647
Separate Accounts’ assets	111,403	107,497
Total Assets	204,352	195,361
LIABILITIES
Policyholders' account balances	38,825	32,895
Future policy benefits and other policyholders liabilities	28,939	28,474
Broker-dealer related payables	484	404
Securities sold under agreements to repurchase	1,996	1,890
Customers related payables	2,360	1,715
Amounts due to reinsurers	125	131
Short-term debt	513	584
Current and deferred income taxes	2,751	3,629
Other liabilities	2,108	2,534
Separate Accounts’ liabilities	111,403	107,497
Total liabilities	189,504	179,753
Redeemable Noncontrolling Interest	403	13
AXA Equitable’s equity:
Common stock, $1.25 par value, 2 million shares authorized, issued and outstanding	2	2
Capital in excess of par value	5,339	5,321
Retained earnings	6,005	6,998
Accumulated other comprehensive income (loss)	3	215
Total AXA Equitable’s equity	11,349	12,536
Noncontrolling interest	3,096	3,059
Total equity	14,445	15,595
Total Liabilities, Redeemable Noncontrolling Interest and Equity	$ 204,352	$ 195,361